Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 46,175	$ 5,661
Accrued liabilities	43,396	9,725
Total accounts payable and accrued liabilities	$ 89,571	$ 15,386